Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 4,311,188	$ 4,414,559
Cost of sales and operating expenses (note 11)	(3,446,101)	(3,339,510)
Depreciation and amortization (note 11)	(372,420)	(363,084)
Egypt gas redirection and sale proceeds (note 26)	117,946	0
Operating income	610,613	711,965
Earnings of associate (note 6)	76,938	97,743
Finance costs (note 12)	(130,752)	(144,406)
Finance income and other expenses	25,348	1,036
Income before income taxes	582,147	666,338
Income tax (expense) recovery (note 16):
Current	(127,578)	(115,767)
Deferred	7,719	5,340
Total income tax (expense) recovery	(119,859)	(110,427)
Net income	462,288	555,911
Attributable to:
Methanex Corporation shareholders	353,830	482,358
Non-controlling interests (note 24)	108,458	73,553
Net income	$ 462,288	$ 555,911
Income per common share for the year attributable to Methanex Corporation shareholders:
Basic net income per common share (note 13) (in usd per share)	$ 4.95	$ 6.34
Diluted net income per common share (note 13) (in usd per share)	$ 4.86	$ 6.13
Weighted average number of common shares outstanding (note 13) (in shares)	71,422,360	76,039,118
Diluted weighted average number of common shares outstanding (note 13) (in shares)	71,677,484	76,243,777